Other financial assets (Schedule of other financial assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Derivative assets	$ 577	$ 7,430
Restricted cash	486	437
Other current financial assets	1,063	7,867
Non-current
Investments at fair value through profit or loss	9,799	11,158
Total other financial assets	$ 10,862	$ 19,025